Financial assets at fair value through other comprehensive income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	¥ 1,156,095	¥ 0	¥ 0
Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	1,156,095	0	0
Certificate of deposits [Member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	669,670
Certificate of deposits [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	669,670	0	0
Exchange fund bills [Member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	486,425
Exchange fund bills [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial Assets At Fair Value Through Various Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	¥ 486,425	¥ 0	¥ 0